SEGMENT DATA - asset information or operating expenses by segment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 323,751	$ 297,019	$ 404,642	$ 420,736
Cost of goods sold	192,256	183,869	251,704	274,699
Gross profit	131,495	113,150	152,938	146,037
Reconciling Items
Segment Reporting Information [Line Items]
Net sales	(19,374)	(17,129)	(23,969)	(23,338)
Cost of goods sold	(19,364)	(17,261)	(24,105)	(23,313)
Gross profit	(10)	132	136	(25)
Products
Segment Reporting Information [Line Items]
Net sales	274,039	251,441	343,689	365,903
Cost of goods sold	159,924	153,233	211,048	236,355
Gross profit	114,115	98,208	132,641	129,548
Distribution
Segment Reporting Information [Line Items]
Net sales	69,086	62,707	84,922	78,171
Cost of goods sold	51,696	47,897	64,761	61,657
Gross profit	$ 17,390	$ 14,810	$ 20,161	$ 16,514